ACCOUNTS PAYABLE AND OTHER (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current:
Accounts payable	$ 854	$ 463
Accrued & other liabilities	838	585
Deferred revenue	307	154
Provisions	214	106
Lease liabilities	197	0
Total current	2,410	1,308
Non-current:
Lease liabilities	1,606	0
Provisions	327	148
Deferred revenue	246	323
Pension liabilities	148	81
Other liabilities	243	225
Total non-current	$ 2,570	$ 777